EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Unrealized gains (losses) on equity securities	$477	$(144)	$217	$(124)
Net gains (losses) on equity securities sold	(7)	172	71	172
Net gains on equity securities	$470	$28	$288	$48
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF	June 30, 2025	December 31, 2024
Consumer goods	1%	5%
Education	4%	7%
Energy and utilities	7%	5%
Finance	75%	62%
Healthcare	1%	3%
Industrials	6%	7%
Information technology	5%	10%
Other	1%	1%
Total	100%	100%